Maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 1,104,259	₩ 0
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,066,868
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	23,616
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	13,775
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	23,304
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	20,967
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,378
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	959
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	36,893
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	34,357
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,542
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	994
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	51,110
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	47,644
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,178
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,288
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	92,393
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	86,228
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	4,108
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,057
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	871,586
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	848,699
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	14,410
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	8,477
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	28,973
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	28,973
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	0
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 0